Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Component of Income Tax Expense

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax expenses	144,628,149	353,218,915	285,682,721	41,550,828
Deferred income tax expenses	(17,787,699)	(97,672,912)	(127,952,203)	(18,609,876)
Total income tax expenses	126,840,450	255,546,003	157,730,518	22,940,952

Summary of Principal Components of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	138,683,016	307,612,727	44,740,416
Allowance for finance lease receivable	—	8,002,568	1,163,925
Allowance for other current assets	2,300,135	3,124,847	454,490
Guarantee liabilities	3,700,872	30,238,834	4,398,056
Share-based compensation	26,240,241	13,849,997	2,014,399
Investment loss under equity method	6,370,364	9,200,184	1,338,111
Deferred revenue	—	5,091,787	740,570
Net operating loss carry forwards	80,539,001	96,242,160	13,997,841
Less: valuation allowance	(142,373,018)	(229,950,290)	(33,444,883)
Non-current deferred tax assets, net	115,460,611	243,412,814	35,402,925

Summary of Reconciliation of Income Taxes Expense

Reconciliation between the income taxes expense computed by applying the PRC tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Profit before income tax	703,493,068	2,420,004,823	2,649,046,731	385,287,867
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	175,873,268	605,001,206	662,261,683	96,321,967
Effect of different tax rates	(72,661,772)	(367,422,131)	(574,131,524)	(83,503,967)
Exempt income	—	(2,064,183)	(2,720,020)	(395,611)
Expenses not deductible for tax purposes	183,808	4,298,559	27,662,307	4,023,316
Over-accrued EIT for previous years	—	—	(16,309,757)	(2,372,156)
Financial subsidy	(12,123,338)	(32,929,930)	(31,810,061)	(4,626,581)
Tax rate change	—	—	5,200,618	756,398
Changes in valuation allowance	35,568,484	48,662,482	87,577,272	12,737,586
Income tax expenses	126,840,450	255,546,003	157,730,518	22,940,952

Schedule of Unrecognized Tax Benefits	A roll-forward of unrecognized tax benefits is as follows:
	For the years ended December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	—	74,169,005	10,787,434
Decreases	—	(74,169,005)	(10,787,434)
Balance at end of the year	—	—	—